Income Tax (Income)/ Expense (Details) - Summary of tax charge - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of tax charge [Abstract]
(Loss)/profit before tax	$ (7,224,241)	$ 338,185	$ (23,390,717)
Tax calculated at domestic tax rates applicable to profits in PRC (2020, 2019, and 2018: 25%)	(1,806,060)	84,546	(5,847,679)
Tax effect of tax loss of tax exempt entities	249,236	358,049	425,560
Tax charge for the year	$ (1,556,824)	$ 442,590	$ (5,422,119)